Repurchase of common stock (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Common stock, repurchased authorized amount	$ 20,000,000
Treasury stock, shares repurchased maximum period	3 years
Treasury stock, shares repurchased (in shares)		119,400
Treasury stock, weighted average price		$ 10.71
Treasury stock, value		$ 1,278,546	$ 0